Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity Registrant Name	USA Opportunity Income One, Inc.
Entity Central Index Key	0001878379
Entity Tax Identification Number	66-0985204
Entity Incorporation, State or Country Code	PR
Entity Address, Address Line One	404 Ave Constitucion
Entity Address, Address Line Two	# 208
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
City Area Code	(800)
Local Phone Number	305-5310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	404 Ave Constitucion
Entity Address, Address Line Two	# 208
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
City Area Code	(800)
Local Phone Number	305-5310
Contact Personnel Name	Dania Echemendia